Schedule of Concentration Risk of Lease Rental Income (Detail) - Lease Rental Income - Customer Concentration Risk	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Mediterranean Shipping Company S.A.
Concentration Risk [Line Items]
Percentage of lease rental income	14.40%	12.00%	10.40%
CMA-CGM S.A.
Concentration Risk [Line Items]
Percentage of lease rental income	13.60%	14.00%	11.00%